Net Income (Loss) Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Income (Loss) Per Share
Anti-dilutive share excluded from the calculation of diluted net income (loss) per share	577,000	1,703,000	4,814,000
Numerator:
Net income (loss) attributable to SINA	$ 31,738	$ (302,092)	$ (19,094)
Denominator:
Weighted average ordinary shares outstanding	66,401,000	65,121,000	61,216,000
Basic net income (loss) per share attributable to SINA (in dollars per share)	$ 0.48	$ (4.64)	$ (0.31)
Numerator:
Net income (loss) attributable to SINA	31,738	(302,092)	(19,094)
Less: Effect on consolidated net income per share of dilutive shares of the Company's equity investments	(555)
Net income (loss) attributable for calculating diluted net income (loss) per share	$ 31,183	$ (302,092)	$ (19,094)
Denominator:
Weighted average ordinary shares outstanding	66,401,000	65,121,000	61,216,000
Weighted average ordinary shares equivalents:
Stock options (in shares)	294,000
Unvested restricted shares	104,000
Convertible debt (in shares)	50,000
Shares used in computing diluted net income (loss) per share attributable to SINA	66,849,000	65,121,000	61,216,000
Diluted net income (loss) per share attributable to SINA (in dollars per share)	$ 0.47	$ (4.64)	$ (0.31)